INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Total	$ 367	$ 495	$ 864
Deferred
Total	771	427	(22)
Income Tax Expense	1,138	922	842
Canada
Current
Canada - federal	54	90	34
Canada - provincial	5	71	40
Deferred
Canada - federal	213	80	3
Canada - provincial	139	56	3
Other foreign jurisdictions
Current
Foreign	308	334	790
Deferred
Foreign	$ 419	$ 291	$ (28)